Label	Element	Value
BlackRock Future Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BLACKROCK FUTURE TECH ETF Ticker: BTEK Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BlackRock Future Tech ETF (the “Fund”) seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between BlackRock ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by U.S. and non-U.S. technology and technology-related companies in any market capitalization range, selected for their rapid and sustainable growth potential from the development, advancement and use of technology.
Technology or technology-related companies may include companies operating in any industry, including, but not limited to software, IT services, technology hardware, storage and peripherals, communications equipment, electronic equipment, instruments and components, semiconductors and semiconductor equipment, media, interactive home entertainment, interactive media and services, internet retail, consumer finance, life sciences tools & services, biotechnology, health care technology, diversified telecom services and wireless telecom services. It is anticipated that the Fund’s investments will be focused on companies within such industries that BFA expects will generate a majority of their revenues from the development, advancement, use or sale of new and emerging, or “next generation,” technology-related products, processes or services. There is no assurance, however, that any of the Fund’s assets will be invested in such companies at any time. BFA determines, in its discretion, whether a company is a technology or technology-related company.

The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets.

Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, warrants, depositary receipts, exchange-traded funds (“ETFs”) and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may invest in shares of companies through initial public offerings (“IPOs”).
During temporary defensive periods (i.e., in response to adverse market, economic or political conditions), the Fund may depart from its principal investment strategies and may invest up to 100% of its total assets in liquid, short-term investments, including high quality, short-term securities. The Fund may not achieve its investment objectives under these circumstances. BFA’s determination that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund’s investment strategy is extremely limited or absent.

The Fund may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures and swap contracts (including, but not limited to, credit default swaps) and may purchase and sell exchange-listed and over-the-counter (“OTC”) put and call options on securities and swap contracts, financial indices and futures contracts and use other derivative instruments or management techniques (collectively, “Strategic Transactions”). The Fund may engage in Strategic Transactions for duration management and other risk management purposes, including to attempt to protect against possible changes in the market value of the Fund’s portfolio resulting from trends in the securities markets and changes in interest rates or to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of portfolio securities for investment purposes, to establish a position in the securities markets as a temporary substitute for purchasing particular securities or to enhance income or gain.

The Fund will concentrate its investments in companies operating in one or more industries within the technology group of industries.
The Fund may invest up to 20% of its net
assets plus any borrowings for investment purposes in equity securities issued by companies that are not technology companies and in debt securities issued by any issuer, including non-investment grade debt securities. The Fund’s investments in non-investment grade securities and those deemed by Fund management to be of similar quality are considered speculative with respect to the issuer’s capacity to pay interest and repay principal and are commonly referred to as “junk” or “high yield” securities.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by U.S. and non-U.S. technology and technology-related companies in any market capitalization range, selected for their rapid and sustainable growth potential from the development, advancement and use of technology.The Fund will concentrate its investments in companies operating in one or more industries within the technology group of industries.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index-based ETF. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.
Technology Sector Risk. Companies in the technology sector, as traditionally defined, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.
Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies.
Asset Class Risk. Securities and other assets in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Biotechnology Industry Risk. Companies in the biotechnology industry, as traditionally defined, face intense competition and potentially rapid product obsolescence. Biotechnology companies may be adversely affected by the loss or impairment of intellectual property rights or changes in government regulations.
Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.
Concentration Risk. The Fund may be susceptible to loss due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Convertible Securities Risk. The market price of a convertible security generally tends to behave like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.
Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, distributor, and other service providers (including the benchmark provider), market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Depositary Receipts Risk. The Fund will invest in stocks of foreign corporations. The Fund’s investment in such stocks will be in the form of depositary receipts including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). While the use of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities, including political, economic, and currency risk.
Derivatives Risk. The Fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to the Fund.
Financials Sector Risk. Performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-lending activities or banking is limited by federal law. The impact of more stringent capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. Cyberattacks and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
Futures Contract Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Unlike equities, which typically entitle the holder to a continuing ownership stake in an issuer, futures contracts normally specify a certain date for settlement in cash based on the level of the reference rate. The primary risks associated with the use of futures contracts, or swaps or other derivatives referencing futures contracts, are: (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) BFA’s inability to predict correctly the direction of prices and other economic factors; and (v) the possibility that the counterparty will default in the performance of its obligations.
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (considered by the Fund to mean higher than 100% annually) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities, as well as possible increased taxable distributions.
Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.
Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund and its investments and may impact the Fund's ability to purchase or sell securities or cause increased premiums or discounts to the Fund's NAV. Despite the development of vaccines, the duration of the COVID-19 pandemic and its effects cannot be predicted with certainty.
Investment in Other Investment Companies Risk. As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Life Sciences Sector Risk. The life sciences sector is comprised primarily of companies focused on developing and selling biopharmaceutical products. The life sciences sector is heavily influenced by technology, government funding, government regulation, efforts by governments, healthcare providers and health plans to reduce costs, changing consumer demographics and intellectual property rights, among other factors. Life sciences companies may be highly volatile and their products and services may experience rapid obsolescence due to a number of factors. The success of such companies may depend upon a relatively small number of products or services with long development cycles and large capital requirements that have a high chance of failure. In addition, changes in patent protection, shifting government regulations or regulatory attitudes, patent infringement or medical litigation may adversely affect the value of such companies.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund's NAV.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices that closely correspond to NAV per share. Given the high level of transparency of the Fund's holdings, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund's shares will trade at premiums or discounts to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES
TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Master Limited Partnerships Risk. The common units of an MLP are listed and traded on U.S. securities exchanges and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.
“New Issues” Risk. “New issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.
Non-Diversification Risk. The Fund is classified as non-diversified. This means that, compared with other funds that are classified as "diversified," the Fund may invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Options. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
Preferred Stock Risk. Preferred stocks are subject not only to issuer-specific and market risks generally applicable to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stock, which may pay fixed or variable rates of return, generally pays dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed-income securities. As a result, the value of a company’s preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally has limited or no voting rights. Preferred stock generally does not reflect the performance of a company as directly as the company’s common stock. In addition, preferred stock is subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred stock or convert it to common stock. An issuer may decide to call its outstanding preferred stock in various environments based on its assessment of the relative cost of capital across the company’s capital structure. A market-wide increase in preferred stock being called may reduce the aggregate size of the preferred stock universe and the number of issuers with preferred stock outstanding. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.
Real Estate Investment Risk. The Fund may invest in companies that invest in, develop, or operate real estate (“Real Estate Companies”) such as REITs, which expose investors in the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Many Real Estate Companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially magnify the Fund’s losses. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively affect a Real Estate Company’s ability to meet its payment obligations or its financing activity and could decrease the market prices for REITs and for properties held by such REITs.
Risk of Investing in Emerging Markets. Investments in emerging markets may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Emerging markets often have less reliable securities valuations and greater risk associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. Although the Fund is actively managed, investments are not generally selected based on investor protection limitations or differences in the quality of financial reporting and available oversight mechanisms.
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Risk of Swap Agreements. A swap is a two-party contract that generally obligates each counterparty to exchange periodic payments based on a pre-determined underlying investment or notional amount and to exchange collateral to secure the obligations of each counterparty. Swaps may be leveraged and are subject to counterparty risk, credit risk and pricing risk. Swaps may be subject to illiquidity risk, and it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Certain standardized interest rate and credit default swaps are required to be traded on an exchange or trading platform and centrally cleared. Most other swaps are entered into a negotiated, bi-lateral basis and traded in the OTC market. Swaps are subject to bi-lateral variation margin. Initial margin requirements are in the process of being phased in, and the Fund may be subject to such requirements as early as September 2022.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Income from swaps is generally taxable. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the U.S. Internal Revenue Service (“IRS”).
Warrants Risk. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as non-diversified. This means that, compared with other funds that are classified as "diversified," the Fund may invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1 year compare with the MSCI ACWI Index and MSCI ACWI SMID Growth Information Technology Index. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1 year compare with the MSCI ACWI Index and MSCI ACWI SMID Growth Information Technology Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-441-7762 (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns (Years ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The best calendar quarter return during the period shown above was 10.13% in the second quarter of 2021; the worst was -5.26% in the third quarter of 2021. The year-to-date return as of September 30, 2022 was -48.54%.
Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.blackrock.com or by calling 800-441-7762 (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returnsafter taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
BlackRock Future Tech ETF | BlackRock Future Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.88%	[1]
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	$ 1,084
2021	rr_AnnualReturn2021	(0.06%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(48.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.26%)
One Year	rr_AverageAnnualReturnYear01	(0.06%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	28.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2020
BlackRock Future Tech ETF | Return after Taxes on Distributions | BlackRock Future Tech ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.06%)	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	28.50%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2020	[2]
BlackRock Future Tech ETF | Return after Taxes on Distributions and Sale of Fund Shares | BlackRock Future Tech ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.03%)	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	21.88%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2020	[2]
BlackRock Future Tech ETF | MSCI ACWI Index (Index returns do not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.54%	[3]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	28.22%	[3]
BlackRock Future Tech ETF | MSCI ACWI SMID Growth Information Technology Index (Index Returns do not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.62%	[4]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	36.27%	[4]

[1]	As described in the “Management” section of the Fund's prospectus beginning on page 43, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA, or its affiliates through June 30, 2024. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[3]	The MSCI ACWI Index captures large- and mid-cap representation across certain developed emerging markets.
[4]	The MSCI ACWI SMID Growth Information Technology Index captures mid- and small-cap securities exhibiting overall growth style characteristics across 23 Developed Markets and 24 Emerging Markets countries.